Stock Split	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stock Split

NOTE 21: STOCK SPLIT

On September 8, 2019, the Company’s Board of Directors authorized a 14,350.143-for-1 split of Mystic common stock, increasing the outstanding shares of company common stock from 4,878 to 70,000,000. The Stock Split was effective subsequent to filing of amendment to Certificate of Article of Incorporation to the Secretary of State of Nevada dated on September 10, 2020. However, the amended certificate filed on September 10, 2020 did not indicate par value, the Secretary of State of Nevada required the company to re-submit the certificate of amendment to article of incorporation. On December 3, 2020 the company filed revised Certificate of Amendment to the Articles of Incorporation effective from the date of filing with an indicated par value for the shares of $0.001 (the “December Certificate”). Fractional shares resulting from the Stock Split were rounded up to the next whole number. All share and earnings per share information have been retroactively adjusted to reflect the stock split.